Available-for-sale Financial Assets-noncurrent - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of available-for-sale financial assets [Line Items]
Impairment loss	$ 2,298,646	$ 399,363	$ 1,046,668
Financial assets available-for-sale [member]
Disclosure of available-for-sale financial assets [Line Items]
Impairment loss			30,000
Equity price risk [member] | AFS [Member]
Disclosure of available-for-sale financial assets [Line Items]
Amount of sensitivity of equity securities to changes in share price			$ 417,032
Appreciation Or Depreciation Rate On Equity Price			10.00%